UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 36.8%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 5.0%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	174,200	$2,280,811
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	89,400	1,217,789
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,877,434
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,952,632
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,394,061
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	820,210
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,971,341
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	31,500	439,782
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,028,481

Total Bangladesh			$13,982,541

Bosnia and Herzegovina — 2.5%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,277	$1,019,877
Republic of Srpska, 1.50%, 10/30/23	BAM	5,275	2,392,059
Republic of Srpska, 1.50%, 12/15/23	BAM	1,221	547,519
Republic of Srpska, 1.50%, 6/15/24	BAM	977	425,135
Republic of Srpska, 1.50%, 5/31/25	BAM	2,630	1,124,020
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	917,609
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	651,071

Total Bosnia and Herzegovina			$7,077,290

Colombia — 3.0%
Titulos De Tesoreria B, 7.00%, 9/11/19	COP	10,217,100	$3,705,991
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	4,654,313

Total Colombia			$8,360,304

Costa Rica — 1.7%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,233,563
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	531,806	886,544
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	294,806	544,401

Total Costa Rica			$4,664,508

Dominican Republic — 4.9%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,329,964
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	56,000	1,325,489
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	32,100	819,369
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	228,399
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	99,300	2,637,205
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	33,500	934,804
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	124,497
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	195,600	6,244,012

Total Dominican Republic			$13,643,739

Georgia — 0.3%
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	$217,235
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	212,524
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	222,545
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	221,086

Total Georgia			$873,390

Iceland — 5.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,502,473
Republic of Iceland, 7.25%, 10/26/22	ISK	1,108,884	6,311,174
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,045,103

Total Iceland			$15,858,750

Security	Principal Amount (000’s omitted)		Value
Philippines — 0.9%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,435,717

Total Philippines			$2,435,717

Romania — 2.4%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$6,742,547

Total Romania			$6,742,547

Serbia — 4.3%
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	$1,134,137
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	200,130	1,876,202
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,119,362
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	625,470	5,994,385
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	935,715
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	849,167

Total Serbia			$11,908,968

Uruguay — 3.9%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	20,129	$704,002
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	4,986	168,331
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	99,493
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	8,778	283,016
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	113,102	3,714,760
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	56,629	1,955,363
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	84,038	2,928,822
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	879,365

Total Uruguay			$10,733,152

Vietnam — 2.2%
Vietnam Government Bond, 5.60%, 4/15/16	VND	38,287,200	$1,763,812
Vietnam Government Bond, 5.90%, 3/15/16	VND	50,000,000	2,306,261
Vietnam Government Bond, 8.60%, 2/15/16	VND	44,840,200	2,096,062

Total Vietnam			$6,166,135

Total Foreign Government Bonds (identified cost $119,004,789)			$102,447,041

Foreign Corporate Bonds — 0.5%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.5%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(1)	UYU	41,071	$1,419,599

Total Supranational			$1,419,599

Total Foreign Corporate Bonds (identified cost $1,804,863)			$1,419,599

Collateralized Mortgage Obligations — 0.3%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$205,885	$226,676
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(4)		569,640	642,664

Total Collateralized Mortgage Obligations (identified cost $802,071)			$869,340

Mortgage Pass-Throughs — 1.6%

Security	Principal Amount	Value
Federal National Mortgage Association:
1.93%, with maturity at 2035(5)	$930,334	$966,576
3.862%, with maturity at 2035(5)(6)	750,082	815,705
6.50%, with maturity at 2017	280	284
7.00%, with maturity at 2033	462,423	535,608
7.50%, with maturity at 2035	289,665	344,069
8.50%, with maturity at 2032	235,012	289,324

		$2,951,566

Government National Mortgage Association:
7.00%, with maturity at 2035(6)	$791,700	$950,534
8.00%, with maturity at 2016	6,429	6,465
9.00%, with various maturities to 2024	409,771	460,239

		$1,417,238

Total Mortgage Pass-Throughs (identified cost $4,061,828)		$4,368,804

U.S. Treasury Obligations — 17.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 9.875%, 11/15/15(6)	$48,100	$49,432,130

Total U.S. Treasury Obligations (identified cost $49,449,620)		$49,432,130

Currency Call Options Purchased — 0.0%(7)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Citibank, N.A.	INR	205,193	INR	67.79	7/4/16	$100,139

Total Currency Call Options Purchased (identified cost $103,100)							$100,139

Short-Term Investments — 40.8%

Foreign Government Securities — 14.5%

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.5%
Letra Tesouro Nacional Bill, 0.00%, 10/1/15	BRL	14,775	$4,220,837

Total Brazil			$4,220,837

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	32,490	$175,186

Total Iceland			$175,186

Lebanon — 4.6%
Lebanon Treasury Bill, 0.00%, 12/10/15	LBP	14,011,500	$9,151,819
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	5,687,260	3,701,322

Total Lebanon			$12,853,141

Security	Principal Amount (000’s omitted)		Value
Mexico — 3.6%
Mexico Cetes, 0.00%, 9/17/15	MXN	80,900	$5,002,239
Mexico Cetes, 0.00%, 3/3/16	MXN	83,456	5,081,428

Total Mexico			$10,083,667

Sri Lanka — 4.7%
Sri Lanka Treasury Bill, 0.00%, 11/13/15	LKR	67,620	$496,494
Sri Lanka Treasury Bill, 0.00%, 12/4/15	LKR	319,510	2,337,366
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	444,000	3,244,738
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	71,620	518,795
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	78,150	564,202
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	340,340	2,454,367
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	475,900	3,428,025

Total Sri Lanka			$13,043,987

Total Foreign Government Securities (identified cost $41,499,696)			$40,376,818

U.S. Treasury Obligations — 18.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/17/15(6)		$40,000	$39,998,120
U.S. Treasury Bill, 0.00%, 10/15/15		11,000	10,999,219

Total U.S. Treasury Obligations (identified cost $50,998,596)			$50,997,339

Other — 8.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(8)		$22,240	$22,239,834

Total Other (identified cost $22,239,834)			$22,239,834

Total Short-Term Investments (identified cost $114,738,126)			$113,613,991

Total Investments — 97.7% (identified cost $289,964,397)			$272,251,044

Other Assets, Less Liabilities — 2.3%			$6,327,754

Net Assets — 100.0%			$278,578,798

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

GEL	-	Georgian Lari

INR	-	Indian Rupee

ISK	-	Icelandic Krona

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $4,762,522 or 1.7% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $8,881,217 or 3.2% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(5)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Amount is less than 0.05%.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $40,437.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Euro 14,813,514	Polish Zloty 61,468,676	BNP Paribas	$26,661	$—	$26,661
8/4/15	Philippine Peso 73,615,000	United States Dollar 1,632,081	Barclays Bank PLC	22,527	—	22,527
8/4/15	Polish Zloty 50,672,676	Euro 12,223,538	JPMorgan Chase Bank, N.A.	—	(9,038)	(9,038)
8/4/15	Polish Zloty 10,796,000	Euro 2,610,303	Standard Chartered Bank	4,700	—	4,700

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	United States Dollar 6,338,075	Philippine Peso 283,350,000	Australia and New Zealand Banking Group Limited	$—	$(142,776)	$(142,776)
8/4/15	United States Dollar 6,318,391	Philippine Peso 282,470,000	Nomura International PLC	—	(142,333)	(142,333)
8/5/15	Euro 6,391,730	United States Dollar 7,144,324	BNP Paribas	124,521	—	124,521
8/5/15	United States Dollar 385,235	Euro 342,880	BNP Paribas	—	(8,662)	(8,662)
8/6/15	United States Dollar 5,395,406	Singapore Dollar 7,300,000	HSBC Bank USA, N.A.	—	(74,501)	(74,501)
8/18/15	Euro 10,556,591	Swedish Krona 98,221,000	BNP Paribas	—	(207,505)	(207,505)
8/18/15	Swedish Krona 72,101,000	Euro 7,690,197	BNP Paribas	87,439	—	87,439
8/18/15	United States Dollar 1,952,885	Chilean Peso 1,179,347,000	BNP Paribas	—	(206,018)	(206,018)
8/19/15	United States Dollar 123,122	Mexican Peso 1,862,286	Morgan Stanley & Co. International PLC	—	(7,668)	(7,668)
8/19/15	United States Dollar 122,191	Mexican Peso 1,849,000	Standard Chartered Bank	—	(7,561)	(7,561)
8/24/15	United States Dollar 5,443,607	Yuan Renminbi Offshore 33,930,000	BNP Paribas	1,176	—	1,176
8/26/15	Euro 13,294,364	United States Dollar 14,798,688	Bank of America, N.A.	194,206	—	194,206
8/26/15	United States Dollar 3,690,994	Euro 3,315,045	BNP Paribas	—	(49,262)	(49,262)
9/3/15	Euro 738,787	United States Dollar 810,597	Goldman Sachs International	—	(1,076)	(1,076)
9/3/15	United States Dollar 1,473,497	Euro 1,342,961	Goldman Sachs International	1,956	—	1,956
9/4/15	Euro 7,677,278	British Pound Sterling 5,561,965	Standard Chartered Bank	249,101	—	249,101
9/8/15	Philippine Peso 52,400,000	United States Dollar 1,160,088	BNP Paribas	15,827	—	15,827
9/9/15	Euro 565,611	United States Dollar 632,138	Goldman Sachs International	10,672	—	10,672
9/9/15	Euro 15,508,234	United States Dollar 17,304,398	Standard Chartered Bank	264,707	—	264,707
9/9/15	United States Dollar 740,624	Indian Rupee 48,078,000	Bank of America, N.A.	6,411	—	6,411
9/9/15	United States Dollar 7,157,099	Indian Rupee 463,347,000	BNP Paribas	42,382	—	42,382
9/9/15	United States Dollar 836,980	Indian Rupee 54,333,000	BNP Paribas	7,245	—	7,245
9/14/15	Euro 2,028,000	United States Dollar 2,279,794	Citibank, N.A.	51,363	—	51,363
9/14/15	United States Dollar 495,227	New Turkish Lira 1,380,000	BNP Paribas	—	(3,142)	(3,142)
9/14/15	United States Dollar 3,235,192	New Turkish Lira 9,056,000	BNP Paribas	—	(5,971)	(5,971)
9/14/15	United States Dollar 5,339,827	New Turkish Lira 14,847,388	BNP Paribas	—	(45,492)	(45,492)
9/14/15	United States Dollar 785,978	Singapore Dollar 1,065,000	Barclays Bank PLC	—	(10,619)	(10,619)
9/14/15	United States Dollar 9,580,778	Yuan Renminbi Offshore 59,831,000	Bank of America, N.A.	4,156	—	4,156

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/17/15	Chilean Peso 1,255,783,000	United States Dollar 1,975,589	BNP Paribas	$120,762	$—	$120,762
9/17/15	United States Dollar 9,254,187	Chilean Peso 5,923,605,000	BNP Paribas	—	(504,856)	(504,856)
9/18/15	Euro 7,997,410	Norwegian Krone 70,253,000	BNP Paribas	—	(196,343)	(196,343)
9/21/15	United States Dollar 2,604,905	Mauritian Rupee 95,600,000	Standard Chartered Bank	89,792	—	89,792
9/22/15	United States Dollar 5,555,896	British Pound Sterling 3,493,000	Standard Chartered Bank	—	(102,921)	(102,921)
9/22/15	United States Dollar 1,518,601	Euro 1,331,000	Morgan Stanley & Co. International PLC	—	(55,884)	(55,884)
9/28/15	United States Dollar 414,259	Azerbaijani Manat 337,000	ICBC Standard Bank plc	—	(97,113)	(97,113)
9/29/15	Euro 1,092,240	Romanian Leu 4,881,000	BNP Paribas	14,942	—	14,942
10/1/15	Colombian Peso 2,642,832,000	United States Dollar 996,167	BNP Paribas	81,577	—	81,577
10/8/15	United States Dollar 5,605,800	Azerbaijani Manat 4,562,000	ICBC Standard Bank plc	—	(1,326,250)	(1,326,250)
10/14/15	Euro 2,434,159	United States Dollar 2,696,766	BNP Paribas	20,801	—	20,801
10/21/15	Euro 9,486,921	United States Dollar 10,304,694	Standard Chartered Bank	—	(125,884)	(125,884)
10/21/15	United States Dollar 1,276,567	Euro 1,168,375	Standard Chartered Bank	8,026	—	8,026
10/26/15	United States Dollar 1,838,832	Uruguayan Peso 51,000,000	HSBC Bank USA, N.A.	—	(87,841)	(87,841)
10/26/15	Uruguayan Peso 71,679,000	United States Dollar 2,542,710	HSBC Bank USA, N.A.	81,744	—	81,744
10/27/15	United States Dollar 3,653,668	Indian Rupee 235,986,000	Deutsche Bank AG	—	(14,005)	(14,005)
10/28/15	United States Dollar 596,335	Zambian Kwacha 4,803,000	Standard Chartered Bank	6,259	—	6,259
11/3/15	Euro 12,175,956	Polish Zloty 50,672,676	JPMorgan Chase Bank, N.A.	8,525	—	8,525
11/3/15	United States Dollar 596,218	Zambian Kwacha 4,780,000	Standard Chartered Bank	1,481	—	1,481
11/3/15	United States Dollar 596,212	Zambian Kwacha 4,728,200	Standard Chartered Bank	—	(4,990)	(4,990)
11/6/15	United States Dollar 456,573	Zambian Kwacha 3,623,800	Standard Chartered Bank	—	(4,176)	(4,176)
12/16/15	United States Dollar 2,466,443	Zambian Kwacha 19,510,800	Standard Chartered Bank	—	(77,907)	(77,907)
1/13/16	New Turkish Lira 2,536,000	United States Dollar 920,191	BNP Paribas	45,223	—	45,223
1/13/16	New Turkish Lira 3,873,510	United States Dollar 1,375,781	BNP Paribas	39,347	—	39,347
1/13/16	New Turkish Lira 1,294,000	United States Dollar 475,351	BNP Paribas	28,897	—	28,897
1/13/16	New Turkish Lira 2,633,000	United States Dollar 966,586	Standard Chartered Bank	58,152	—	58,152
1/13/16	United States Dollar 3,252,792	New Turkish Lira 7,979,000	Bank of America, N.A.	—	(499,887)	(499,887)
1/13/16	United States Dollar 965,599	New Turkish Lira 2,357,510	Deutsche Bank AG	—	(152,214)	(152,214)
1/29/16	Euro 50,695	Serbian Dinar 6,427,136	Citibank, N.A.	1,692	—	1,692

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/29/16	Euro 1,555,591	Serbian Dinar 194,760,000	Deutsche Bank AG	$29,917	$—	$29,917
1/29/16	Euro 26,188	Serbian Dinar 3,318,000	Deutsche Bank AG	855	—	855
2/10/16	United States Dollar 2,487,938	Zambian Kwacha 19,965,700	Citibank, N.A.	—	(107,621)	(107,621)
3/10/16	United States Dollar 1,256,547	Zambian Kwacha 10,251,000	Standard Chartered Bank	—	(49,025)	(49,025)
3/14/16	United States Dollar 1,202,074	Zambian Kwacha 9,851,000	ICBC Standard Bank plc	—	(43,580)	(43,580)
3/14/16	United States Dollar 1,212,802	Zambian Kwacha 10,042,000	Standard Chartered Bank	—	(31,846)	(31,846)
3/24/16	United States Dollar 2,242,637	Zambian Kwacha 18,883,000	Barclays Bank PLC	—	(31,063)	(31,063)

				$1,753,042	$(4,435,030)	$(2,681,988)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/15	34 U.S. 5-Year Treasury Note	Short	$(4,059,085)	$(4,074,687)	$(15,602)
9/15	14 U.S. 10-Year Treasury Note	Short	(1,782,263)	(1,784,125)	(1,862)
9/15	7 U.S. Long Treasury Bond	Short	(1,082,567)	(1,091,563)	(8,996)

					$(26,460)

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	1,549,000	11,618
Options expired	(1,549,000)	(11,618)

Outstanding, end of period	—	$—

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$100,139	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,753,042	(4,435,030)

		$1,853,181	$(4,435,030)

Interest Rate	Financial Futures Contracts*	$—	$(26,460)

		$—	$(26,460)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$293,701,892

Gross unrealized appreciation	$1,995,179
Gross unrealized depreciation	(23,446,027)

Net unrealized depreciation	$(21,450,848)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$102,447,041	$—	$102,447,041
Foreign Corporate Bonds	—	1,419,599	—	1,419,599
Collateralized Mortgage Obligations	—	869,340	—	869,340
Mortgage Pass-Throughs	—	4,368,804	—	4,368,804
U.S. Treasury Obligations	—	49,432,130	—	49,432,130
Currency Call Options Purchased	—	100,139	—	100,139
Short-Term Investments -
Foreign Government Securities	—	40,376,818	—	40,376,818
U.S. Treasury Obligations	—	50,997,339	—	50,997,339
Other	—	22,239,834	—	22,239,834
Total Investments	$—	$272,251,044	$—	$272,251,044
Forward Foreign Currency Exchange Contracts	$—	$1,753,042	$—	$1,753,042
Total	$—	$274,004,086	$—	$274,004,086

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,435,030)	$—	$(4,435,030)
Futures Contracts	(26,460)	—	—	(26,460)
Total	$(26,460)	$(4,435,030)	$—	$(4,461,490)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the

Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015